T. ROWE PRICE Corporate Income Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 4.4%
Car Loan 1.3%
Americredit Automobile Receivables Trust
Series 2023-1, Class B
5.57%, 3/20/28  895 892
Americredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  535 532
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29 (1) 1,210 1,203
Exeter Automobile Receivables Trust
Series 2022-6A, Class A2
5.73%, 11/17/25  332 332
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  443 440
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  660 645
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 1,561 1,537
Santander Retail Auto Lease Trust
Series 2021-B, Class C
1.10%, 6/20/25 (1) 1,720 1,666
7,247
Other Asset-Backed Securities 3.1%
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 1,625 1,613
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 2,554 2,454
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 605 549
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 667 627
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 799 636
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,084

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 85 77
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,675 4,268
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 1,465 1,329
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,397 2,858
16,495
Total Asset-Backed Securities
(Cost $25,604) 23,742
CORPORATE BONDS 89.3%
FINANCIAL INSTITUTIONS 37.7%
Banking 23.9%
Ally Financial, 2.20%, 11/2/28  1,826 1,476
Australia & New Zealand Banking Group, 6.742%, 12/8/32 (1) 2,880 2,968
Banco Santander, 6.921%, 8/8/33  1,000 1,000
Bank of America, VR, 1.922%, 10/24/31 (2) 3,605 2,822
Bank of America, VR, 3.194%, 7/23/30 (2) 1,495 1,306
Bank of America, VR, 4.271%, 7/23/29 (2) 1,462 1,375
Bank of America, VR, 4.376%, 4/27/28 (2) 2,850 2,734
Bank of America, VR, 5.288%, 4/25/34 (2) 2,825 2,758
Bank of America, Series TT, VR, 6.125% (2)(3)(4) 1,580 1,528
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2) 750 749
Barclays, VR, 4.375% (2)(4) 2,205 1,510
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)(2) 4,090 3,637
CaixaBank, VR, 6.208%, 1/18/29 (1)(2) 2,225 2,211
Capital One Financial, VR, 2.359%, 7/29/32 (2) 1,615 1,151
Capital One Financial, VR, 3.273%, 3/1/30 (2) 3,285 2,807
Capital One Financial, VR, 5.468%, 2/1/29 (2) 1,870 1,805
Capital One Financial, VR, 6.377%, 6/8/34 (2) 690 681
Citigroup, VR, 2.572%, 6/3/31 (2) 5,550 4,583
Citigroup, VR, 3.98%, 3/20/30 (2) 6,105 5,614
Citigroup, VR, 4.412%, 3/31/31 (2) 1,410 1,308
Citigroup, VR, 6.174%, 5/25/34 (2) 2,360 2,358
Credit Suisse, 1.25%, 8/7/26  855 749
Danske Bank, VR, 4.298%, 4/1/28 (1)(2) 4,745 4,462
Discover Bank, VR, 5.974%, 8/9/28 (2) 2,153 2,029
Fifth Third Bancorp, 2.375%, 1/28/25  295 281
Fifth Third Bancorp, 2.55%, 5/5/27  170 153

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fifth Third Bancorp, 3.95%, 3/14/28  1,238 1,142
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2) 605 610
Fifth Third Bank, 2.25%, 2/1/27  310 274
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2) 4,190 3,392
Goldman Sachs Group, VR, 3.436%, 2/24/43 (2) 3,440 2,539
Goldman Sachs Group, VR, 3.814%, 4/23/29 (2) 3,920 3,612
HSBC Holdings, VR, 1.589%, 5/24/27 (2) 535 476
HSBC Holdings, VR, 6.254%, 3/9/34 (2) 5,015 5,075
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 1,825 1,804
JPMorgan Chase, VR, 2.522%, 4/22/31 (2) 145 121
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,140 970
JPMorgan Chase, VR, 4.323%, 4/26/28 (2) 2,880 2,769
KBC Group, VR, 5.796%, 1/19/29 (1)(2) 3,380 3,336
Macquarie Bank, 6.798%, 1/18/33 (1) 2,850 2,858
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 1,855 1,429
Morgan Stanley, VR, 2.699%, 1/22/31 (2) 1,460 1,227
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 4,860 4,609
Morgan Stanley, VR, 5.948%, 1/19/38 (2) 955 928
Morgan Stanley, VR, 6.342%, 10/18/33 (2) 1,515 1,589
PNC Financial Services Group, VR, 5.582%, 6/12/29 (2) 2,760 2,737
PNC Financial Services Group, Series T, VR, 3.40% (2)(4) 305 231
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 1,110 975
Santander Holdings USA, VR, 6.499%, 3/9/29 (2) 225 223
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (2) 6,590 5,981
Toronto-Dominion Bank, 5.523%, 7/17/28  4,245 4,256
UBS Group, 3.75%, 3/26/25  447 431
UBS Group, VR, 1.305%, 2/2/27 (1)(2) 855 758
UBS Group, VR, 2.193%, 6/5/26 (1)(2) 1,950 1,812
UBS Group, VR, 5.959%, 1/12/34 (1)(2) 5,635 5,659
Wells Fargo, 4.15%, 1/24/29  3,500 3,293
Wells Fargo, VR, 3.068%, 4/30/41 (2) 7,620 5,435
Wells Fargo, VR, 3.526%, 3/24/28 (2) 2,150 1,999
Wells Fargo, Series BB, VR, 3.90% (2)(4) 1,465 1,293
127,898
Brokerage Asset Managers Exchanges 2.0%
Charles Schwab, VR, 6.136%, 8/24/34 (2) 1,110 1,130
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,277
Intercontinental Exchange, 3.00%, 6/15/50  2,705 1,799
LSEGA Financing, 2.00%, 4/6/28 (1) 5,940 5,114
LSEGA Financing, 3.20%, 4/6/41 (1) 620 455
10,775
Finance Companies 0.8%
AerCap Ireland Capital, 3.30%, 1/30/32  1,650 1,337
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,327
OneMain Finance, 9.00%, 1/15/29  710 720
4,384

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance 8.2%
Assurant, 6.10%, 2/27/26  870 858
Centene, 2.50%, 3/1/31  1,075 857
Centene, 3.00%, 10/15/30  1,015 849
Centene, 3.375%, 2/15/30  970 829
Centene, 4.625%, 12/15/29  1,470 1,351
CNO Financial Group, 5.25%, 5/30/29  3,295 3,130
Corebridge Financial, 3.85%, 4/5/29  1,980 1,805
Elevance Health, 5.125%, 2/15/53  1,450 1,361
Enstar Group, 3.10%, 9/1/31 (3) 4,050 3,120
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,358
Equitable Holdings, 5.594%, 1/11/33  1,915 1,876
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,018
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 2,688
Humana, 2.15%, 2/3/32  1,185 929
Humana, 3.70%, 3/23/29  2,090 1,935
Humana, 5.875%, 3/1/33  2,645 2,732
Jackson Financial, 5.17%, 6/8/27 (3) 3,115 3,054
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(2) 1,400 1,374
UnitedHealth Group, 3.25%, 5/15/51  1,905 1,349
UnitedHealth Group, 4.50%, 4/15/33  2,785 2,682
UnitedHealth Group, 4.75%, 5/15/52  480 437
UnitedHealth Group, 5.35%, 2/15/33  2,685 2,747
UnitedHealth Group, 5.875%, 2/15/53  1,340 1,435
43,774
Real Estate Investment Trusts 2.8%
Alexandria Real Estate Equities, 4.75%, 4/15/35  1,000 921
Brixmor Operating Partnership, 3.90%, 3/15/27  400 371
Brixmor Operating Partnership, 4.05%, 7/1/30  1,813 1,638
Extra Space Storage, 4.00%, 6/15/29  3,000 2,736
Invitation Homes Operating Partnership, 5.45%, 8/15/30  2,110 2,058
Kilroy Realty, 2.50%, 11/15/32  260 182
Kilroy Realty, 3.05%, 2/15/30  345 275
Kilroy Realty, 4.25%, 8/15/29  2,980 2,574
Prologis, 5.125%, 1/15/34 (3) 3,300 3,216
Public Storage Operating, 5.125%, 1/15/29  1,125 1,121
15,092
Total Financial Institutions 201,923
INDUSTRIAL 41.6%
Basic Industry 2.5%
ArcelorMittal, 6.55%, 11/29/27  2,920 2,991
Celanese U.S. Holdings, 6.05%, 3/15/25  563 563
Celanese U.S. Holdings, 6.70%, 11/15/33  1,315 1,322
Dow Chemical, 6.90%, 5/15/53  1,270 1,410

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
South32 Treasury, 4.35%, 4/14/32 (1) 3,150 2,719
Westlake, 3.125%, 8/15/51  2,180 1,331
Yara International, 7.378%, 11/14/32 (1)(3) 2,640 2,818
13,154
Capital Goods 2.0%
Boeing, 5.15%, 5/1/30  2,690 2,647
Eaton, 4.15%, 3/15/33  1,375 1,293
Regal Rexnord, 6.05%, 2/15/26 (1) 1,015 1,010
Stanley Black & Decker, 6.00%, 3/6/28  2,775 2,843
Waste Connections, 2.95%, 1/15/52  4,310 2,826
10,619
Communications 7.8%
AT&T, 3.50%, 6/1/41  1,110 811
AT&T, 3.50%, 9/15/53  10,755 7,050
Comcast, 2.887%, 11/1/51  4,090 2,622
Crown Castle, 2.50%, 7/15/31  1,880 1,510
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,696
Meta Platforms, 4.45%, 8/15/52  5,265 4,465
Rogers Communications, 4.35%, 5/1/49  90 68
Rogers Communications, 4.55%, 3/15/52  4,895 3,781
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,214
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 701
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,146
Sprint Capital, 8.75%, 3/15/32  1,105 1,316
T-Mobile USA, 5.75%, 1/15/54  7,490 7,390
Warnermedia Holdings, 3.638%, 3/15/25  1,420 1,372
Warnermedia Holdings, 3.755%, 3/15/27  3,020 2,830
Warnermedia Holdings, 6.412%, 3/15/26  1,940 1,942
41,914
Consumer Cyclical 3.7%
Adient Global Holdings, 7.00%, 4/15/28 (1) 1,395 1,402
CBRE Services, 5.95%, 8/15/34  2,000 1,976
Ford Motor, 3.25%, 2/12/32  3,625 2,836
GLP Capital, 5.375%, 4/15/26  1,719 1,683
Hyundai Capital America, 5.50%, 3/30/26 (1) 905 899
McDonald's, 3.625%, 9/1/49  1,970 1,476
McDonald's, 4.20%, 4/1/50  1,460 1,209
Nissan Motor, 3.522%, 9/17/25 (1) 3,755 3,555
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 1,270 1,101
Starbucks, 3.35%, 3/12/50  5,037 3,533
19,670
Consumer Non-Cyclical 14.9%
AbbVie, 4.05%, 11/21/39  5,310 4,561
AbbVie, 4.25%, 11/21/49  665 561
AbbVie, 4.70%, 5/14/45  1,390 1,244
AbbVie, 4.875%, 11/14/48  2,085 1,920

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Altria Group, 3.70%, 2/4/51  2,170 1,409
Amgen, 5.60%, 3/2/43  690 679
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,435 2,486
AstraZeneca, 2.125%, 8/6/50  50 30
AstraZeneca, 3.00%, 5/28/51  3,725 2,620
BAT Capital, 6.343%, 8/2/30  2,280 2,287
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 861
Becton Dickinson & Company, 4.298%, 8/22/32  665 619
Becton Dickinson & Company, 4.669%, 6/6/47  3,168 2,799
CVS Health, 5.05%, 3/25/48  7,370 6,478
Hasbro, 3.55%, 11/19/26  1,821 1,710
HCA, 3.125%, 3/15/27  4,075 3,741
Imperial Brands Finance, 6.125%, 7/27/27 (1) 3,155 3,175
IQVIA, 5.70%, 5/15/28 (1) 4,065 4,055
Kenvue, 5.10%, 3/22/43 (1) 1,510 1,480
Mars, 4.65%, 4/20/31 (1) 329 322
Mars, 4.75%, 4/20/33 (1) 4,200 4,126
Mattel, 5.875%, 12/15/27 (1) 2,050 2,004
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.955%, 1/1/50  730 488
Merck, 4.90%, 5/17/44  3,510 3,391
Mondelez International, 2.75%, 4/13/30  3,467 3,003
Pfizer Investment Enterprises, 5.30%, 5/19/53  2,670 2,660
Pfizer Investment Enterprises, 5.34%, 5/19/63  1,380 1,359
Philip Morris International, 5.125%, 2/15/30  2,760 2,728
Philip Morris International, 5.75%, 11/17/32  3,410 3,460
Revvity, 1.90%, 9/15/28  5,985 5,081
Sutter Health, 5.164%, 8/15/33  870 857
Sysco, 4.45%, 3/15/48  135 111
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  3,090 2,796
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 208
Utah Acquisition Sub, 3.95%, 6/15/26  2,080 1,967
Utah Acquisition Sub, 5.25%, 6/15/46  1,440 1,139
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,549
79,964
Energy 6.8%
Aker BP, 2.00%, 7/15/26 (1) 2,263 2,029
Aker BP, 5.60%, 6/13/28 (1) 2,750 2,720
Boardwalk Pipelines, 5.95%, 6/1/26  3,385 3,382
Cheniere Energy Partners, 5.95%, 6/30/33 (1) 1,180 1,177
Enterprise Products Operating, 3.70%, 1/31/51  1,335 976
Enterprise Products Operating, 4.20%, 1/31/50  890 710
Hess, 4.30%, 4/1/27  1,800 1,732
Hess, 5.60%, 2/15/41  1,962 1,839
Hess, 7.125%, 3/15/33  400 433
Occidental Petroleum, 6.60%, 3/15/46 (3) 1,400 1,433
Occidental Petroleum, 7.50%, 5/1/31  1,115 1,210

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Occidental Petroleum, 8.875%, 7/15/30  1,160 1,330
ONEOK, 5.55%, 11/1/26  645 644
ONEOK, 5.80%, 11/1/30  2,280 2,278
Seadrill Finance, 8.375%, 8/1/30 (1) 200 202
Targa Resources Partners, 5.50%, 3/1/30  1,063 1,019
Targa Resources Partners, 6.875%, 1/15/29  1,766 1,786
TransCanada PipeLines, 6.203%, 3/9/26  4,050 4,042
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 2,976
Var Energi, 8.00%, 11/15/32 (1) 2,675 2,842
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 720 623
Western Midstream Operating, 4.05%, 2/1/30  1,170 1,043
36,426
Industrial Other 0.4%
Booz Allen Hamilton, 5.95%, 8/4/33  730 735
Jacobs Engineering Group, 6.35%, 8/18/28  1,225 1,247
1,982
Technology 2.0%
Equifax, 5.10%, 12/15/27  1,910 1,884
Micron Technology, 6.75%, 11/1/29  2,115 2,197
Motorola Solutions, 5.60%, 6/1/32  1,560 1,532
Salesforce, 2.70%, 7/15/41  6,005 4,281
Workday, 3.80%, 4/1/32  1,150 1,019
10,913
Transportation 1.5%
Canadian Pacific Railway, 3.50%, 5/1/50  4,010 2,945
ERAC USA Finance, 4.90%, 5/1/33 (1) 2,470 2,404
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,694
8,043
Total Industrial 222,685
UTILITY 10.0%
Electric 9.5%
AEP Texas, 4.70%, 5/15/32  2,825 2,654
AES, 5.45%, 6/1/28  1,400 1,374
American Electric Power, 5.95%, 11/1/32  780 800
DPL, 4.125%, 7/1/25  2,065 1,964
Duke Energy, 5.00%, 8/15/52  6,400 5,602
Edison International, 6.95%, 11/15/29  1,485 1,563
EDP Finance, 6.30%, 10/11/27 (1) 2,070 2,118
Enel Finance America, 7.10%, 10/14/27 (1) 800 834
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 2,874
Exelon, 3.35%, 3/15/32  1,200 1,029
Exelon, 5.60%, 3/15/53  3,400 3,262
Georgia Power, 4.70%, 5/15/32  2,005 1,906
Georgia Power, 4.95%, 5/17/33  2,950 2,847
Indiana Michigan Power, 5.625%, 4/1/53  165 165

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,213
NextEra Energy Capital Holdings, 2.44%, 1/15/32  3,915 3,127
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,250 1,252
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 4,250 4,163
Pacific Gas & Electric, 2.95%, 3/1/26  2,615 2,413
Pacific Gas & Electric, 6.70%, 4/1/53  980 948
Southern, 5.113%, 8/1/27  2,115 2,088
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 1,933
Vistra Operations, 5.125%, 5/13/25 (1) 4,990 4,853
50,982
Natural Gas 0.5%
Boston Gas, 6.119%, 7/20/53 (1) 1,005 996
Sempra, 3.70%, 4/1/29  1,770 1,615
2,611
Total Utility 53,593
Total Corporate Bonds
(Cost $518,301) 478,201
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.7%
Owned No Guarantee 1.7%
Electricite de France, 5.70%, 5/23/28 (1) 325 325
Electricite de France, VR, 9.125% (1)(2)(4) 1,400 1,461
Export-Import Bank of Korea, 5.00%, 1/11/28 (3) 440 440
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 2,715 2,697
NBN, 2.625%, 5/5/31 (1)(3) 4,840 4,017
8,940
Sovereign 1.0%
Republic of Hungary, 6.125%, 5/22/28 (1) 1,510 1,534
State of Qatar, 3.75%, 4/16/30 (1)(3) 4,200 3,986
5,520
Total Foreign Government Obligations & Municipalities
(Cost $15,350) 14,460
MUNICIPAL SECURITIES 0.3%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%, 12/1/26  660 620
620
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (5) 2,154 1,109
1,109
Total Municipal Securities
(Cost $1,778) 1,729

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.5%
U.S. Treasury Obligations 0.5%
U.S. Treasury Bonds, 4.75%, 2/15/37 (6) 2,370 2,530
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $3,045) 2,530
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 4,616 4,616
Total Short-Term Investments
(Cost $4,616) 4,616
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 823 823
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 823
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 7,458 7,458
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 7,458
Total Securities Lending Collateral
(Cost $8,281) 8,281

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S40,
5 Year Index, 6/20/28), Pay
1.00% Quarterly, Receive
upon credit default, 9/20/23 @
0.80%* (9) 2 109,730 12
Barclays Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S40,
5 Year Index, 6/20/28), Pay
1.00% Quarterly, Receive
upon credit default, 10/18/23
@ 0.90%* (9) 1 52,970 12
Morgan Stanley
S&P 500 Index, Put, 9/15/23
@ $4,275.00 (9) 16 7,212 5
Total Options Purchased (Cost $188) 29
Total Investments in Securities 99.6%
(Cost $577,163) $ 533,588
Other Assets Less Liabilities 0.4% 2,148
Net Assets 100.0% $ 535,736
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$149,896 and represents 28.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2023.
(4) Perpetual security with no stated maturity date.
(5) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(6) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Seven-day yield

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(8) Affiliated Companies
(9) Non-income producing
GO General Obligation
HFA Health Facility Authority
OTC Over-the-counter
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 5,475 100 148 (48)
Total Bilateral Credit Default Swaps, Protection
Bought 148 (48)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 41 7 34
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 38 (14) 52
Total Bilateral Credit Default Swaps, Protection Sold (7) 86
Total Bilateral Swaps 141 38
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 1,880 (5) 73 (78)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (78)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 15,950 612 571 41

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 672 6 (11) 17
Total Centrally Cleared Credit Default Swaps,
Protection Sold 58
Total Centrally Cleared Swaps (20)
Net payments (receipts) of variation margin to date (8)
Variation margin receivable (payable) on centrally cleared swaps $ (28)
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $156.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 56 U.S. Treasury Long Bond contracts 12/23 6,815 $ 72
Short, 60 U.S. Treasury Notes five year contracts 12/23 (6,415) (41)
Short, 124 U.S. Treasury Notes ten year contracts 12/23 (13,768) (134)
Long, 245 U.S. Treasury Notes two year contracts 12/23 49,932 149
Short, 35 Ultra U.S. Treasury Bonds contracts 12/23 (4,531) (72)
Long, 21 Ultra U.S. Treasury Notes ten year contracts 12/23 2,438 —
Net payments (receipts) of variation margin to date 13
Variation margin receivable (payable) on open futures contracts $ (13)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 119++
Totals $ —# $ — $ 119+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 10,420  ¤  ¤ $ 12,897
Total $ 12,897^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $119 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,897.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE Corporate Income Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 520,662 $ — $ 520,662
Short-Term Investments 4,616 — — 4,616
Securities Lending Collateral 8,281 — — 8,281
Options Purchased — 29 — 29
Total Securities 12,897 520,691 — 533,588
Swaps* — 237 — 237
Futures Contracts* 221 — — 221
Total $ 13,118 $ 520,928 $ — $ 534,046
Liabilities
Swaps* $ — $ 78 $ — $ 78
Futures Contracts* 247 — — 247
Total $ 247 $ 78 $ — $ 325
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F112-054Q1 08/23